GMO High Yield Fund Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
GMO High Yield Fund | Class VI
Prospectus [Line Items]
Annual Return [Percent]	7.93%	12.95%	(8.03%)	4.99%	5.47%	14.33%